Income taxes - Movement in net deferred taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Deferred tax liability (asset) at beginning of year	$ 45.8	$ 16.2
Recognized in profit/loss	10.0	21.8
Recognized in other comprehensive income (loss)	(3.0)	6.3
Other	(2.8)	1.5
Deferred tax liability (asset) at end of year	$ 50.0	$ 45.8